Basis for Preparation - Exchange Rates (Details)	12 Months Ended
	Dec. 31, 2020 $ / €	Dec. 31, 2020 $ / € ¥ / €	Dec. 31, 2020 $ / € £ / €	Dec. 31, 2020 $ / € SFr / €	Dec. 31, 2020 $ / € $ / €	Dec. 31, 2020 $ / € $ / €	Dec. 31, 2019 $ / €	Dec. 31, 2019 $ / € ¥ / €	Dec. 31, 2019 $ / € £ / €	Dec. 31, 2019 $ / € SFr / €	Dec. 31, 2019 $ / € $ / €	Dec. 31, 2019 $ / € $ / €	Dec. 31, 2018 $ / €	Dec. 31, 2018 ¥ / €	Dec. 31, 2018 £ / €	Dec. 31, 2018 SFr / €	Dec. 31, 2018 $ / €	Dec. 31, 2018 $ / €	Dec. 31, 2020 ¥ / €	Dec. 31, 2020 £ / €	Dec. 31, 2020 SFr / €	Dec. 31, 2020 $ / €	Dec. 31, 2020 $ / €	Dec. 31, 2019 ¥ / €	Dec. 31, 2019 £ / €	Dec. 31, 2019 SFr / €	Dec. 31, 2019 $ / €	Dec. 31, 2019 $ / €
Basis for Preparation
Middle Rate at December 31	1.2271	1.2271	1.2271	1.2271	1.2271	1.2271	1.1234	1.1234	1.1234	1.1234	1.1234	1.1234							126.49	0.8990	1.0802	1.5633	1.5896	121.94	0.8508	1.0854	1.4598	1.5995
Annual Average Exchange Rate	1.1413	121.78	0.8892	1.0703	1.5294	1.6554	1.1196	122.06	0.8773	1.1127	1.4857	1.6106	1.1815	130.41	0.8847	1.1549	1.5302	1.5799